Consolidated statements of cash flows R in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Statement of cash flows [abstract]
Cash flows from operating activities		$ 762.4		$ 917.5	[1]	$ 743.9	[1]
Cash generated by operations		1,286.5		1,245.4	[1]	982.6	[1]
Interest received		5.1		7.3	[1]	5.9	[1]
Change in working capital		(69.4)		(2.3)	[1]	43.3	[1]
Cash generated by operating activities		1,222.2		1,250.4	[1]	1,031.8	[1]
Interest paid		(90.4)		(81.7)	[1]	(86.8)	[1]
Royalties paid		(66.0)		(76.4)	[1]	(75.0)	[1]
Taxation paid		(239.5)		(155.6)	[1]	(117.2)	[1]
Net cash from operations		826.3		936.7	[1]	752.8	[1]
Dividends paid/advanced		(70.7)		(40.7)	[1]	(28.9)	[1]
- Owners of the parent		(62.8)		(39.2)	[1]	(15.1)	[1]
- Non-controlling interest holders		(6.4)		(0.2)	[1]	(12.1)	[1]
- South Deep BEE dividend		(1.5)		(1.3)	[1]	(1.7)	[1]
Cash generated by continuing operations		755.6		896.0	[1]	723.9	[1]
Cash generated by discontinued operations		6.8		21.5	[1]	20.0	[1]
Cash flows from investing activities		(908.6)		(867.9)	[1]	(651.5)	[1]
Additions to property, plant and equipment		(833.6)		(628.5)	[1]	(614.1)	[1]
Proceeds on disposal of property, plant and equipment		23.2		2.3	[1]	3.1	[1]
Purchase of Gruyere Gold Project assets		0.0		(197.1)	[1]	0.0	[1]
Purchase of investments		(80.1)		(12.7)	[1]	(3.0)	[1]
Proceeds on disposal of investments		0.0		4.4	[1]	0.0	[1]
Proceeds on disposal of Darlot		5.4		0.0	[1]	0.0	[1]
Environmental trust funds and rehabilitation payments		(16.7)		(14.8)	[1]	(17.5)	[1]
Cash utilised in continuing operations		(901.8)		(846.4)	[1]	(631.5)	[1]
Cash utilised in discontinued operations		(6.8)		(21.5)	[1]	(20.0)	[1]
Cash flows from financing activities		84.2		37.0	[1]	(88.3)	[1]
Shares issued		0.0		151.5	[1]	0.0	[1]
Loans raised		779.7		1,298.7	[1]	506.0	[1]
Loans repaid		(695.5)		(1,413.2)	[1]	(594.3)	[1]
Cash generated by/(utilised in) continuing operations		84.2		37.0	[1]	(88.3)	[1]
Cash generated by discontinued operations		0.0		0.0	[1]	0.0	[1]
Net cash (utilised)/generated		(62.0)		86.6	[1]	4.1	[1]
Effect of exchange rate fluctuation on cash held		14.3		0.1	[1]	(22.1)	[1]
Cash and cash equivalents at beginning of the year	[1]	526.7	[2]	440.0		458.0
Cash and cash equivalents at end of the year		$ 479.0		$ 526.7	[1],[2]	$ 440.0	[1]

[1]	The restatement is as a result of the discontinued operations.
[2]	As Restated - Refer note 40 for further details.